Property and equipment, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 1,641,782,323	$ 224,923,256	¥ 1,344,759,262
Less accumulated depreciation	54,915,306	7,523,366	35,527,263
Less impairment	833,390	114,174	894,274
Property and equipment, net	1,586,033,627	217,285,716	1,308,337,725
Construction in progress
Property and equipment, net
Property and equipment, gross	1,302,148,272	178,393,582	1,134,688,427
Leasehold improvements
Property and equipment, net
Property and equipment, gross	15,967,920	2,187,596	13,615,929
Office and electronic equipment
Property and equipment, net
Property and equipment, gross	11,704,829	1,603,555	7,774,324
Motor vehicles
Property and equipment, net
Property and equipment, gross	13,402,055	1,836,074	13,313,052
Aircraft
Property and equipment, net
Property and equipment, gross	180,292,710	24,700,000	¥ 175,367,530
Buildings
Property and equipment, net
Property and equipment, gross	¥ 118,266,537	$ 16,000,000